Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

15    Cash and cash equivalents

Accounting policy

Cash and cash equivalents includes cash, bank deposits, and highly liquid short-term investments (investments with an original maturity less than 90 days), which are readily convertible into a known amount of cash and subject to an immaterial risk of changes in value. Bank overdrafts are shown within loans and financing in current liabilities in the balance sheet.

(a)     Composition

	2019	2018
Cash and banks	299,374	320,069
Term deposits	399,245	712,869
	698,618	1,032,938

The decrease in cash and cash equivalents balance is mainly related to dividends payments in the amount of USD 113,389, and increase in acquisitions of property, plant and equipment.

(b)     Changes in operating assets and liabilities

	2019	2018	2017
Decrease (increase) in assets
Trade accounts receivable	(8,634)	8,537	(63,172)
Inventory	(35,425)	52,472	(15,675)
Other assets	(45,891)	(133,716)	23,143
Increase (decrease) in liabilities
Trade payables	18,823	57,411	47,573
Confirming payables	12,278	(40,613)	8,737
Contractual liabilities	(25,641)	(29,543)	(36,299)
Other liabilities	12,856	32,412	(49,572)
	(71,634)	(53,040)	(85,265)

(c)     Non-cash transactions

The Company has had additions to right-of-use assets and liabilities in the amount of USD 3,114 in 2019. The Company also has had non-cash additions to property, plant and equipment in the amount of USD 16,473 in 2019. Non-cash additions to property, plant and equipment were not material in prior years.